Property and Equipment, Net - Summary of Property And Equipment, Net And The Related Useful Lives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, total	$ 105,743	$ 49,229
Less: Accumulated depreciation and amortization	(20,482)	(11,103)
Property and equipment, net	$ 85,261	38,126
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	15 years
Property and equipment, total	$ 46,283	25,021
Medical equipment
Property, Plant and Equipment [Line Items]
Property and equipment, total	$ 16,133	8,288
Medical equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Medical equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	12 years
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, total	$ 7,403	4,900
Vehicles | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Vehicles | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Computer equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Property and equipment, total	$ 7,068	4,475
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, total	$ 4,039	2,390
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	7 years
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, total	$ 24,817	$ 4,155